Line of Credit Arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended	12 Months Ended
	Jul. 04, 2025	Jan. 08, 2025	Jan. 06, 2025	Aug. 01, 2024	Mar. 29, 2023	Jul. 19, 2022	Apr. 26, 2022	Apr. 05, 2022	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 16, 2025	May 20, 2025	Dec. 26, 2024
Line of Credit Arrangement [Line Items]
Secured line of credit agreement amount								$ 15,000
Exercise price of per share (in Dollars per share)										$ 12.6
Warrants purchase (in Shares)										6,491
Third tranche not withdrawn										$ 2,500
Proceeds from allocated to the warrants										$ 2,317
Percentage of remaining principal				60.00%	70.00%
Percentage of bears interest					10.00%					12.00%
Percentage of restructuring fees					1.00%
Percentage of incremental pay					3.00%
Repaid amount	$ 1,335	$ 724							$ 1,500
Value of incremental pay										$ 31
Restructuring fee										125
Interest paid										$ 557	$ 950
Percentage of loan payment										9.25%
Carrying amount of old debt										$ 7,421
Fair value of the new debt										0	19
Loss on extinguishment of debt										(512)
Interest expenses										$ 873	1,651	$ 1,685
Warrant [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)				$ 0.0001						$ 3.61				$ 4.5
Warrants purchase (in Shares)										40,000			229,231	7,626,514	227,619	0.0001
Proceeds from allocated to the warrants										$ 468
Line of Credit [Member]
Line of Credit Arrangement [Line Items]
Proceeds from allocated to the warrants										120
Third Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of remaining principal			60.00%
Restructuring fee			$ 160
Fair value of the new debt										$ 7,933
First Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of loan payment										10.00%
Second Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of loan payment										12.00%
Claw Back [Member]
Line of Credit Arrangement [Line Items]
Secured line of credit agreement amount										$ 3,963	1,904
Interest paid										$ 4,500	$ 4,500
First Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount							$ 10,000	10,000
Warrants, percentage							8.00%
Exercise price of per share (in Dollars per share)							$ 154.05			$ 154.05
Period payment										$ 317
Proceeds from allocated to the warrants										9,532
Second Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount						$ 2,500		2,500
Warrants, percentage						8.00%
Exercise price of per share (in Dollars per share)						$ 154.05
Period payment										85
Proceeds from allocated to the warrants										$ 2,380
Third Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount								$ 2,500
Minimum [Member]
Line of Credit Arrangement [Line Items]
Claw-Back amount paid					$ 1,500
Minimum [Member] | Third Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of loan payment			5.00%
Maximum [Member]
Line of Credit Arrangement [Line Items]
Claw-Back amount paid					$ 3,000
Maximum [Member] | Warrant [Member]
Line of Credit Arrangement [Line Items]
Warrants purchase (in Shares)														5,436,393
Maximum [Member] | Third Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of loan payment			7.00%